Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(18.45%)	5.36%	6.29%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(14.92%)	5.82%	6.28%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	(13.70%)	6.35%	6.65%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	(13.17%)	6.98%	7.24%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	(13.25%)	6.88%	7.19%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(13.48%)	6.61%	6.92%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(14.13%)	5.82%	6.28%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	15.79%	12.00%	11.10%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	(11.60%)	5.20%	6.99%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	(11.60%)	5.20%	6.99%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	(11.60%)	5.20%	6.99%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	(11.60%)	5.20%	6.99%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	(11.60%)	5.20%	6.99%